Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Loss before tax	$ (2,312)	$ (12,469)	$ (20,159)
Statutory income tax rate	25.00%	25.00%	19.00%
Expected income tax (benefit)	$ (578)	$ (3,117)	$ (3,830)
Increase (decrease) resulting from:
Non-taxable items	2,005	118	1,281
Change in unrecognized deferred tax assets	534	1,335	4,365
Tax rate changes, tax rate differences	135	1,361	(1,012)
Prior period tax adjustments	(27)	188	(3,373)
Total income tax expense (benefit)	$ 2,069	$ (115)	$ (2,569)